Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 372	¥ 7,613
Accrued benefit liability	(11,237)	(10,745)
Net amount recognized	(10,865)	(3,132)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	(22,295)	(19,094)
Net amount recognized	¥ (22,295)	¥ (19,094)